Provisions for Compensation and Penalty (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Provisions for Compensation and Penalty [Abstract]
Schedule of Provisions for Compensation and Penalty
	As of December 31,	As of June 30,
	2024	2025
Provision for compensation	$328,615	$-
Provision for penalty	1,245,625	-
Total	$1,574,240	$-

	As of December 31,
	2023	2024
Provision for compensation	$328,615	$328,615
Provision for penalty	1,245,625	1,245,625
Total	$1,574,240	$1,574,240